Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Balances with related parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of balances and trasactions with related parties
	December 31,
	2018	2017
Assets:

Trade receivables, net	$13,596	$14,329
Other accounts receivable and prepaid expenses	$-	$2

Liabilities:

Trade payables	$81	$63
Other accounts payables and accrued expenses	$12	$140

Transactions with related parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of balances and trasactions with related parties
	Year ended December 31,
	2018	2017	2016

Revenues	$16,369	$24,559	$18,461

Expenses:

Cost of revenues	$163	$201	$210

Operating expenses:

Research and development, net	$507	$371	$224
Sales and marketing, net	$212	$217	$142
General and administrative	$191	$293	$250

Capital expenses	$40	$9	$21